Note 12 - Business Segment Information (Details) - Segment Reporting Information - Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012
Segment Reporting Information [Line Items]
Revenues, by segment		$ 59,470		$ 48,891
Income (loss) before taxes		535		(255)
Depreciation and amortization, by segment		1,636		1,635
Interest income, by segment	1	1	2	2
Capital expenditures, by segment	2,370	4,063	1,465	1,465
Corporate other income, net	285		257
General corporate expenses		(2,952)		(2,807)
External Customers Revenues [Member] | Waste Management Services [Member]
Segment Reporting Information [Line Items]
Revenues, by segment		47,243		37,284
External Customers Revenues [Member] | Golf and Related Operations [Member]
Segment Reporting Information [Line Items]
Revenues, by segment		12,227		11,607
Intersegment Revenues [Member] | Waste Management Services [Member]
Segment Reporting Information [Line Items]
Revenues, by segment		0		0
Intersegment Revenues [Member] | Golf and Related Operations [Member]
Segment Reporting Information [Line Items]
Revenues, by segment		89		94
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues, by segment		59,559		48,985
Income (loss) before taxes		3,451		2,516
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues, by segment		(89)		(94)
Waste Management Services [Member]
Segment Reporting Information [Line Items]
Revenues, by segment		47,243		37,284
Income (loss) before taxes		3,787		2,967
Depreciation and amortization, by segment		99		42
Interest income, by segment		0		0
Capital expenditures, by segment		2,939		31
Golf and Related Operations [Member]
Segment Reporting Information [Line Items]
Revenues, by segment		12,316		11,701
Income (loss) before taxes		(336)		(451)
Depreciation and amortization, by segment		1,400		1,457
Capital expenditures, by segment		797		1,381
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization, by segment		137		136
Interest income, by segment		1		2
Capital expenditures, by segment		327		53
Corporate other income, net		$ 35		$ 34